First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 1.5%
	Arivo Acceptance Auto Loan Receivables Trust
$50,000	Series 2022-1A, Class D, 7.380%, 9/17/2029[1,2,3]	$44,566
	Lendingpoint Asset Securitization Trust
100,000	Series 2022-B, Class C, 8.450%, 10/15/2029[1,2,3]	83,662
	Pagaya AI Debt Trust
250,000	Series 2023-1, Class B, 9.435%, 7/15/2030[1,2,3]	249,701
	Upstart Securitization Trust
200,000	Series 2021-5, Class C, 4.150%, 11/20/2031[1,2,3]	172,027
	Veros Automobile Receivables Trust
150,000	Series 2020-1, Class D, 5.640%, 2/16/2027[1,2,3]	144,199
150,000	Series 2022-1, Class D, 7.230%, 7/16/2029[1,2,3]	140,479
	TOTAL ASSET-BACKED SECURITIES
	(Cost $898,065)	834,634

	COLLATERALIZED LOAN OBLIGATIONS — 0.7%
	Palmer Square Loan Funding Ltd.
500,000	Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,3,4]	360,836
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $500,000)	360,836

	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
	Alternative Loan Trust
29,382	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[3]	25,303
4,401,255	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[3,4]	62,106
219,891	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[2,3]	92,872
	Bellemeade Re Ltd.
250,000	Series 2022-1, Class M2, 9.667% (30-Day SOFR Average+460 basis points), 1/26/2032[1,2,3,5]	247,550
	CSMC Mortgage-Backed Trust
355,454	Series 2006-6, Class 1A4, 6.000%, 7/25/2036[2,3]	187,114
	CSMC Trust
835,074	Series 2017-RPL3, Class B5, 4.441%, 8/1/2057[1,2,3,4]	725,031
	DSLA Mortgage Loan Trust
273,051	Series 2006-AR2, Class 2A1A, 5.357% (1-Month USD Libor+20 basis points), 10/19/2036[2,3,5]	191,216
	HarborView Mortgage Loan Trust
61,469	Series 2006-14, Class 2A1A, 5.457% (1-Month USD Libor+30 basis points), 1/25/2047[2,3,5]	55,704
	JP Morgan Mortgage Trust
431,645	Series 2005-A8, Class 3A1, 3.927%, 11/25/2035[2,3,4]	379,680
	MASTR Alternative Loan Trust
530,369	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[2,3]	261,729
	RALI Trust
95,361	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[2,3]	76,066

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$197,331	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[2,3]	$151,185
	Wells Fargo Alternative Loan
170,176	Series 2005-1, Class 3A1, 5.500%, 2/25/2035[2,3]	164,405
	Western Mortgage Reference Notes Series
342,266	Series 2021-CL2, Class M4, 10.417% (30-Day SOFR Average+535 basis points), 7/25/2059[1,3,5]	339,539
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,602,535)	2,959,500

Number of Shares
	COMMON STOCKS — 25.4%
	DISTRIBUTION/WHOLESALE — 1.3%
19,600	Univar Solutions, Inc.*,2	702,464

	E-COMMERCE/SERVICE — 0.5%
25,000	Galata Acquisition Corp.[2]	256,500

	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.6%
6,071	Focus Financial Partners, Inc. - Class A*,2	318,788

	MEDICAL-BIOMEDICAL/GENERICS — 0.6%
1,550	BELLUS Health, Inc.*,6	22,862
2,180	DICE Therapeutics, Inc.*	101,283
4,728	IVERIC bio, Inc.*,2	186,000
944	VectivBio Holding A.G.*,6	15,925
		326,070
	METAL-ALUMINUM — 0.0%
932	Arconic Corp.*,2	27,569

	NON-FERROUS METALS — 0.2%
10,400	GoGreen Investments Corp.[2]	110,656

	REAL ESTATE OPERATIONS/DEVELOPMENTS — 0.4%
14,352	Radius Global Infrastructure, Inc. - Class A*,2	213,845

	REINSURANCE — 0.2%
3,370	Argo Group International Holdings Ltd.[2,6]	99,786

	REITS-SHOPPING CENTERS — 0.3%
8,063	Urstadt Biddle Properties, Inc. - Class A2	171,419

	REITS-STORAGE — 2.0%
8,293	Life Storage, Inc.[2]	1,102,637

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number
of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS — 19.3%
410	A SPAC II Acquisition Corp. - Class A*,2,6	$4,326
25,000	AfterNext HealthTech Acquisition Corp. - Class A*,2,6	259,000
10,000	Alpha Partners Technology Merger Corp.*,2,6	104,000
1	Alpha Star Acquisition Corp.*,6	11
9,306	AltC Acquisition Corp. - Class A*,2	97,062
10,922	Andretti Acquisition Corp. - Class A*,2,6	116,210
20,037	AP Acquisition Corp. - Class A*,6	215,598
6,894	Apollo Strategic Growth Capital II - Class A2,6	71,215
1,025	APx Acquisition Corp. I - Class A*,2,6	11,039
40,000	Ares Acquisition Corp. - Class A*,2,6	422,800
25,000	Ares Acquisition Corp. II - Class A*,2,6	253,875
10,831	ARYA Sciences Acquisition Corp. V - Class A*,2,6	112,101
10,000	AxonPrime Infrastructure Acquisition Corp. - Class A*,2	102,900
8,500	Better World Acquisition Corp.*,2	92,480
25,000	BioPlus Acquisition Corp. - Class A*,2,6	266,250
25,000	Black Spade Acquisition Co. - Class A*,2,6	258,500
2,787	Blue Whale Acquisition Corp. I - Class A*,2,6	28,288
15,628	BurTech Acquisition Corp. - Class A*	163,156
10,000	Cartica Acquisition Corp.	106,400
25,000	CF Acquisition Corp. VII - Class A*,2	266,250
10,000	Chenghe Acquisition Co. - Class A*,2,6	107,000
25,000	Churchill Capital Corp. V - Class A*,2	254,250
2,466	Churchill Capital Corp. VII - Class A*,2	25,449
15,000	Coliseum Acquisition Corp. - Class A*,6	156,600
25,001	Compass Digital Acquisition Corp. - Class A*,2,6	259,760
10,869	Consilium Acquisition Corp. I Ltd. - Class A*,2,6	114,070
10,000	Constellation Acquisition Corp. I - Class A*,2,6	105,800
25,000	Conyers Park III Acquisition Corp. - Class A*,2	255,250
25,000	Corsair Partnering Corp. - Class A*,2,6	259,000
10,000	DA32 Life Science Tech Acquisition Corp. - Class A*,2	102,600
12	Denali Capital Acquisition Corp. - Class A*,6	128
5	Distoken Acquisition Corp.*,2,6	52
20,000	Elliott Opportunity II Corp. - Class A*,2,6	207,200
25,000	Enphys Acquisition Corp. - Class A*,2,6	259,750
15,000	Evergreen Corp. - Class A*,2,6	162,900
1,742	Forbion European Acquisition Corp. - Class A*,2,6	18,692
10,000	Freedom Acquisition I Corp. - Class A*,2,6	106,000
10,000	Frontier Investment Corp.	103,200
287	FTAC Emerald Acquisition Corp. - Class A*,2	2,973
10,000	FTAC Zeus Acquisition Corp. - Class A*,2	104,250
26	FutureTech II Acquisition Corp. - Class A*,2	278
10,000	G Squared Ascend II, Inc. - Class A*,6	104,400

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number
of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
8,972	Global Partner Acquisition Corp. II - Class A*,2,6	$95,193
12	Goldenstone Acquisition Ltd.*	127
10,000	Gores Holdings IX, Inc. - Class A*,2	102,500
20,836	Growth For Good Acquisition Corp. - Class A*,2,6	217,528
3,368	Healthwell Acquisition Corp. I - Class A*	34,623
10,275	Heartland Media Acquisition Corp.*,2	108,298
15,000	Hennessy Capital Investment Corp. VI - Class A*,2	154,500
10,000	Infinite Acquisition Corp. - Class A*,2,6	105,700
10,415	Investcorp Europe Acquisition Corp. I - Class A*,2,6	111,024
10,000	Investcorp India Acquisition Corp. - Class A*,2,6	107,050
19,929	Israel Acquisitions Corp.*,2,6	207,062
10,000	Jaguar Global Growth Corp. I - Class A*,2,6	105,600
10,000	Kensington Capital Acquisition Corp. V - Class A*,2,6	105,600
10,399	Keyarch Acquisition Corp. - Class A*,2,6	108,774
20,000	KnightSwan Acquisition Corp. - Class A*,2	211,400
556	L Catterton Asia Acquisition Corp. - Class A*,2,6	5,821
20,000	Learn CW Investment Corp. - Class A*,2,6	209,800
10,000	LIV Capital Acquisition Corp. II - Class A*,2,6	106,100
13,416	Live Oak Crestview Climate Acquisition Corp. - Class A*,2	137,514
25,000	M3-Brigade Acquisition III Corp. - Class A*,2	261,000
2,224	Mountain & Co. I Acquisition Corp. - Class A*,2,6	24,175
2,461	Oak Woods Acquisition Corp. - Class A*,2,6	25,274
25,000	Patria Latin American Opportunity Acquisition Corp. - Class A*,2,6	268,500
25,000	Pearl Holdings Acquisition Corp. - Class A*,2,6	264,000
10,000	Portage Fintech Acquisition Corp. - Class A*,2,6	103,900
367	Project Energy Reimagined Acquisition Corp. - Class A*,6	3,802
10,000	RCF Acquisition Corp. - Class A*,2,6	107,000
5,000	RF Acquisition Corp. - Class A*,2	52,300
10,000	Rigel Resource Acquisition Corp. - Class A*,2,6	107,200
10,006	Screaming Eagle Acquisition Corp. - Class A*,2,6	103,262
14,769	SDCL EDGE Acquisition Corp. - Class A*,2,6	154,115
28,594	SILVERspac, Inc. - Class A*,2,6	297,092
8,776	Slam Corp. - Class A*,2,6	93,815
13,000	Social Capital Suvretta Holdings Corp. II - Class A*,2,6	134,615
10,000	Social Capital Suvretta Holdings Corp. IV - Class A*,2,6	103,500
10,000	Spring Valley Acquisition Corp. II - Class A*,2,6	105,400
11,032	Tristar Acquisition I Corp. - Class A*,2,6	115,450
11,589	UTA Acquisition Corp. - Class A*,2,6	122,496
10,000	Vahanna Tech Edge Acquisition I Corp. - Class A*,2,6	106,400
2,578	Valuence Merger Corp. I - Class A*,2,6	27,610

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number
of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
10,000	Waverley Capital Acquisition Corp. I - Class A*,2,6	$103,700
		10,579,883
	TOTAL COMMON STOCKS
	(Cost $13,689,087)	13,909,617

Number
of Contracts
	PURCHASED OPTIONS CONTRACTS — 98.5%
	CALL OPTIONS — 98.5%
	ONEOK, Inc.
	Exercise Price: $62.50, Notional Amount: $75,000,
12	Expiration Date: July 21, 2023*	1,020
	S&P 500 Index
	Exercise Price: $1,000.00, Notional Amount: $15,700,000,
157	Expiration Date: September 15, 2023*	54,058,240
	TOTAL CALL OPTIONS
	(Cost $52,809,477)	54,059,260

	PUT OPTIONS — 0.0%
	DICE Therapeutics, Inc.
	Exercise Price: $40.00, Notional Amount: $88,000,
22	Expiration Date: August 18, 2023*	715
	IVERIC bio, Inc.
	Exercise Price: $30.00, Notional Amount: $81,000,
27	Expiration Date: September 15, 2023*	473
	S&P 500 Index
	Exercise Price: $2,000.00, Notional Amount: $31,400,000,
157	Expiration Date: September 15, 2023*	6,280
	TOTAL PUT OPTIONS
	(Cost $16,316)	7,468
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $52,825,793)	54,066,728

Number
of Shares
	RIGHTS — 0.0%
1,014	ABIOMED, Inc., Expiration Date: September 29, 2023*,2,7	1,034
	TOTAL RIGHTS
	(Cost $1,034)	1,034

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number
of Shares		Value
	UNITS — 0.5%
	SPECIFIED PURPOSE ACQUISITIONS — 0.5%
24,549	Inflection Point Acquisition Corp. II*,2,6	$248,436
	TOTAL UNITS
	(Cost $245,490)	248,436

	LIMITED PARTNERSHIPS — 0.0%
2,530	GasLog Partners LP2,6	21,809
	TOTAL LIMITED PARTNERSHIPS
	(Cost $21,687)	21,809

	MASTER LIMITED PARTNERSHIPS — 0.2%
2,088	Magellan Midstream Partners LP	130,124
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $130,672)	130,124

	SHORT-TERM INVESTMENTS — 33.4%
18,343,731	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.97%[2,8]	18,343,731
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,343,731)	18,343,731
	TOTAL INVESTMENTS — 165.6%
	(Cost $90,258,094)	90,876,449

	Liabilities in Excess of Other Assets — (65.6)%	(35,996,509)
	TOTAL NET ASSETS — 100.0%	$54,879,940

	SECURITIES SOLD SHORT — (2.5)%
	COMMON STOCKS — (2.5)%
	PIPELINES — (0.2)%
(1,392)	ONEOK, Inc.	(85,914)

	REITS-SHOPPING CENTERS — (0.3)%
(2,798)	Regency Centers Corp.	(172,832)

	REITS-STORAGE — (2.0)%
(7,403)	Extra Space Storage, Inc.	(1,101,937)
	TOTAL COMMON STOCKS
	(Proceeds $1,341,441)	(1,360,683)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,341,441)	$(1,360,683)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number
of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (70.5)%
	CALL OPTIONS — (70.2)%
	DICE Therapeutics, Inc.
	Exercise Price: $50.00, Notional Amount: $(110,000),
(22)	Expiration Date: August 18, 2023*	$(110)
	IVERIC bio, Inc.
	Exercise Price: $40.00, Notional Amount: $(8,000),
(2)	Expiration Date: July 21, 2023*	(10)
	Exercise Price: $40.00, Notional Amount: $(144,000),
(36)	Expiration Date: September 15, 2023*	(270)
	S&P 500 Index
	Exercise Price: $2,000.00, Notional Amount: $(31,400,000),
(157)	Expiration Date: September 15, 2023*	(38,541,145)
	TOTAL CALL OPTIONS
	(Proceeds $37,332,765)	(38,541,535)

	PUT OPTIONS — (0.3)%
	S&P 500 Index
	Exercise Price: $4,300.00, Notional Amount: $(6,450,000),
(15)	Expiration Date: July 21, 2023*	(14,250)
	Exercise Price: $4,430.00, Notional Amount: $(1,772,000),
(4)	Expiration Date: July 21, 2023*	(12,760)
	Exercise Price: $4,500.00, Notional Amount: $(6,750,000),
(15)	Expiration Date: July 21, 2023*	(99,975)
	Exercise Price: $1,000.00, Notional Amount: $(15,700,000),
(157)	Expiration Date: September 15, 2023*	(785)
	TOTAL PUT OPTIONS
	(Proceeds $217,386)	(127,770)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $37,550,151)	$(38,669,305)

LP — Limited Partnership

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,507,590, which represents 4.57% of the total net assets of the Fund.

[2]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $15,224,512, which represents 27.74% of the total net assets of the Fund.

[3]	Callable.

[4]	Variable rate security.

[5]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[6]	Foreign security denominated in U.S. Dollars.

[7]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $1,034.

[8]	The rate is the annualized seven-day yield at period end.